Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Mar. 31, 2025		Sep. 30, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 7,448,915		$ 5,593,476
Less: accumulated depreciation	(4,111,119)		(4,133,190)
Property, plant and equipment, net	3,337,796		1,460,286
Buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	2,408,759		2,492,661
Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	1,815,545		1,876,477
Automobiles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	236,054		244,277
Office and Electric Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	599,562		616,308
Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	351,508		363,753
Construction in Progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 2,037,487	[1]

[1]	The Company constructed a new manufacturing facility in Chuzhou City, Anhui, to expand the production capacity for its premium mobility products, particularly mid-to-high-end electric wheelchairs and senior mobility scooters. The investment budget for the new manufacturing facility is approximately RMB73.2 million (approximately $10.1 million) after VAT deduction. The construction is expected to be completed in October 2025. As of March 31, 2025, total cost incurred for the construction was $2,037,487 (approximately RMB14.8 million).